Basis of preparation of condensed consolidated interim financial statements (Details) - Cryptocurrency [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Basis of Preparation of Consolidated Financial Statements [Line Items]
Safeguard liabilities	¥ 288,639	¥ 649,211
Safeguard assets	288,639	649,211
Net deferred tax assets	¥ 88,381	¥ 198,788